Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance	$ 470,403	$ 396,887
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	73,516
Income Tax Holiday, Aggregate Dollar Amount	$ 906,131	$ 1,356,536
Tax Holidays Benefit On Net Income Per Share	$ 0.03	$ 0.06
Tantech Bamboo [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
Tantech Energy [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
Tantech Charcoal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%